UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                                    811-4997

Exact name of registrant as specified in charter:                      Delaware Group Equity Funds V

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2006

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Delaware Dividend Income Fund
February 28, 2006

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Common Stock - 53.77%
Consumer Discretionary - 5.01%
Gap                                                                                                348,200         $6,455,628
+Great Wolf Resorts                                                                                141,900          1,465,827
+Jameson Inns                                                                                    2,011,300          5,309,832
Limited Brands                                                                                     287,100          6,795,657
Mattel                                                                                             434,800          7,326,380
                                                                                                                   ----------
                                                                                                                   27,353,324
                                                                                                                   ----------
Consumer Staples - 4.16%
B&G Foods                                                                                           11,000            164,890
ConAgra Foods                                                                                      308,800          6,494,064
Heinz (H.J.)                                                                                        83,900          3,177,293
Kimberly-Clark                                                                                     111,600          6,604,488
Safeway                                                                                            258,500          6,284,135
                                                                                                                   ----------
                                                                                                                   22,724,870
                                                                                                                   ----------
Diversified REITs - 1.11%
Vornado Realty Trust                                                                                68,300          6,078,017
                                                                                                                   ----------
                                                                                                                    6,078,017
Energy - 2.08%
Chevron                                                                                             98,700          5,574,576
ConocoPhillips                                                                                      94,700          5,772,912
                                                                                                                   ----------
                                                                                                                   11,347,488
                                                                                                                   ----------
Financials - 9.71%
Allstate                                                                                           110,800          6,069,624
Aon                                                                                                191,300          7,577,394
Chubb                                                                                               70,600          6,759,950
Hartford Financial Services                                                                         80,200          6,606,876
Huntington Bancshares                                                                              257,400          6,190,470
Morgan Stanley                                                                                     115,800          6,908,628
Wachovia                                                                                           120,700          6,767,649
Washington Mutual                                                                                  143,800          6,140,260
                                                                                                                   ----------
                                                                                                                   53,020,851
                                                                                                                   ----------
Health Care - 7.75%
Abbott Laboratories                                                                                164,400          7,263,192
Baxter International                                                                               180,500          6,831,925
Bristol-Myers Squibb                                                                               286,100          6,608,910
Merck                                                                                              211,900          7,386,834
Pfizer                                                                                             294,500          7,712,955
Wyeth                                                                                              131,700          6,558,660
                                                                                                                   ----------
                                                                                                                   42,362,476
                                                                                                                   ----------
Healthcare REITs - 0.04%
#Medical Properties Trust 144A                                                                      19,700            197,000
                                                                                                                   ----------
                                                                                                                      197,000
                                                                                                                   ----------
Industrial REITs - 0.57%
First Potomac Realty Trust                                                                          87,000          2,578,680
ProLogis                                                                                            10,000            525,200
                                                                                                                   ----------
                                                                                                                    3,103,880
                                                                                                                   ----------
Industrials - 2.75%
+Foster Wheeler                                                                                      3,656            175,488
Union Pacific                                                                                       88,900          7,872,095
Waste Management                                                                                   209,800          6,977,948
                                                                                                                   ----------
                                                                                                                   15,025,531
                                                                                                                   ----------
Information Technology - 3.58%
Hewlett-Packard                                                                                    209,300          6,867,133
International Business Machines                                                                     74,900          6,009,976
+Xerox                                                                                             447,000          6,660,300
                                                                                                                   ----------
                                                                                                                   19,537,409
                                                                                                                   ----------
Lodging/Resort REITs - 0.76%
Hersha Hospitality Trust                                                                           189,900          1,798,353
Strategic Hotel Capital                                                                            108,400          2,341,440
                                                                                                                   ----------
                                                                                                                    4,139,793

                                                                                                                   ----------
Mall REITs - 1.60%
CBL & Associates Properties                                                                         47,700          2,032,020
Simon Property Group                                                                                81,200          6,737,164
                                                                                                                   ----------
                                                                                                                    8,769,184
                                                                                                                   ----------
Manufactured Housing REITs - 0.31%

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Equity Lifestyle Properties                                                                         36,100          1,721,609
                                                                                                                   ----------
                                                                                                                    1,721,609
                                                                                                                   ----------
Materials - 1.12%
duPont (E.I.) deNemours                                                                            152,500          6,136,600
                                                                                                                   ----------
                                                                                                                    6,136,600
                                                                                                                   ----------
Mortgage REITs - 3.66%
American Home Mortgage Investment                                                                   84,200          2,399,700
Friedman Billings Ramsey Group Class A                                                             163,325          1,626,717
Gramercy Capital                                                                                   158,000          4,149,080
JER Investors Trust                                                                                210,900          3,686,532
oKKR Financial                                                                                      79,300          1,813,591
MortgageIT Holdings                                                                                223,000          2,597,950
oPeoples Choice                                                                                    174,600            960,300
Saxon Capital                                                                                      278,700          2,773,065
                                                                                                                   ----------
                                                                                                                   20,006,935
                                                                                                                   ----------
Multifamily REITs - 0.51%
AvalonBay Communities                                                                               16,500          1,699,500
United Dominion Realty Trust                                                                        40,000          1,070,000
                                                                                                                   ----------
                                                                                                                    2,769,500
                                                                                                                   ----------
Office/Industrial REITs - 0.54%
Duke Realty                                                                                         84,200          2,955,420
                                                                                                                   ----------
                                                                                                                    2,955,420
                                                                                                                   ----------
Office REITs - 2.93%
American Financial Realty Trust                                                                    157,000          1,855,740
Brandywine Realty Trust                                                                            214,856          6,310,321
Equity Office Properties Trust                                                                     121,500          3,821,175
Reckson Associates Realty                                                                           97,900          4,004,110
                                                                                                                   ----------
                                                                                                                   15,991,346
                                                                                                                   ----------
Shopping Centers REITs - 1.84%
Developers Diversified Realty                                                                      100,900          5,064,171
Federal Realty Investment Trust                                                                     71,700          4,996,773
                                                                                                                   ----------
                                                                                                                   10,060,944
                                                                                                                   ----------
Telecommunications - 2.50%
AT&T                                                                                               253,900          7,005,101
Verizon Communications                                                                             196,600          6,625,420
                                                                                                                   ----------
                                                                                                                   13,630,521
                                                                                                                   ----------
Utilities - 1.24%
+Mirant                                                                                             19,417            477,658
Progress Energy                                                                                    141,400          6,275,332
                                                                                                                   ----------
                                                                                                                    6,752,990
                                                                                                                   ----------
Total Common Stock (cost $275,411,856)                                                                            293,685,688
                                                                                                                  ===========
                                                                                                  Principal
                                                                                                  Amount
                                                                                                  (U.S. $)
Corporate Bonds - 22.86%
Banking - 0.22%
Western Financial 9.625% 5/15/12                                                                $1,050,000          1,183,875
                                                                                                                   ----------
                                                                                                                    1,183,875
                                                                                                                   ----------
Basic Industries - 3.35%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                   50,000             50,688
   7.875% 8/1/09                                                                                   360,000            353,700
AK Steel 7.875% 2/15/09                                                                            865,000            845,538
#Apex Silver Mines 144A 2.875% 3/15/24                                                           1,000,000            947,500
Bowater 9.50% 10/15/12                                                                           1,585,000          1,656,324
Donohue Forest Products 7.625% 5/15/07                                                             545,000            553,175
Georgia-Pacific
   8.875% 5/15/31                                                                                  710,000            749,050
   9.50% 12/1/11                                                                                   780,000            856,050
Gold Kist 10.25% 3/15/14                                                                           525,000            582,750
Huntsman International
   9.875% 3/1/09                                                                                   240,000            252,600
   10.125% 7/1/09                                                                                  235,000            242,050
#Ineos Group Holdings 144A 8.50% 2/15/16                                                         1,250,000          1,231,250
Lyondell Chemical 10.50% 6/1/13                                                                    100,000            112,250
Nalco 7.75% 11/15/11                                                                               320,000            327,200
#Nell AF Sarl 144A 8.375% 8/15/15                                                                  650,000            656,500
NewPage 10.00% 5/1/12                                                                              875,000            918,750
Norske Skog 8.625% 6/15/11                                                                       1,327,000          1,320,365
#Port Townsend Paper 144A 12.00% 4/15/11                                                           835,000            672,175
Potlatch 13.00% 12/1/09                                                                            635,000            750,611
Rhodia
   8.875% 6/1/11                                                                                   674,000            702,645
   10.25% 6/1/10                                                                                   302,000            341,260
Smurfit Capital Funding 7.50% 11/20/25                                                           1,545,000          1,429,124
++Solutia 6.72% 10/15/37                                                                         1,505,000          1,121,225

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Tembec Industries 8.625% 6/30/09                                                                 2,055,000          1,150,800
Witco 6.875% 2/1/26                                                                                500,000            485,000
                                                                                                                   ----------
                                                                                                                   18,308,580
                                                                                                                   ----------
Brokerage - 0.68%
E Trade Financial 8.00% 6/15/11                                                                  1,435,000          1,517,512
FINOVA Group 7.50% 11/15/09                                                                      1,729,750            570,818
LaBranche & Company
   9.50% 5/15/09                                                                                   695,000            747,125
   11.00% 5/15/12                                                                                  805,000            899,588
                                                                                                                   ----------
                                                                                                                    3,735,043
                                                                                                                   ----------
Capital Goods - 1.30%
Armor Holdings 8.25% 8/15/13                                                                       910,000            975,975
#Case New Holland 144A 7.125% 3/1/14                                                               225,000            226,688
Graham Packaging 9.875% 10/15/14                                                                   980,000            999,600
Interface 10.375% 2/1/10                                                                           735,000            806,663
Interline Brands 11.50% 5/15/11                                                                    972,000          1,083,780
Intertape Polymer 8.50% 8/1/14                                                                     960,000            950,400
?Mueller Holdings 14.75% 4/15/14                                                                 1,115,000            908,725
#Panolam Industrial 144A 10.75% 10/1/13                                                            475,000            458,375
Trimas 9.875% 6/15/12                                                                              760,000            672,600
                                                                                                                   ----------
                                                                                                                    7,082,806
                                                                                                                   ----------
Consumer Cyclical - 1.49%
Accuride 8.50% 2/1/15                                                                              655,000            655,000
AutoNation 9.00% 8/1/08                                                                            360,000            386,100
Carrols 9.00% 1/15/13                                                                              330,000            335,775
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                  995,000            891,884
   8.00% 11/1/31                                                                                   630,000            576,815
Landry's Restaurant 7.50% 12/15/14                                                                 855,000            831,488
Metaldyne 10.00% 11/1/13                                                                           970,000            892,399
#Neiman Marcus 144A 9.00% 10/15/15                                                                 690,000            732,263
O'Charleys 9.00% 11/1/13                                                                           965,000            996,362
#Uno Restaurant 144A 10.00% 2/15/11                                                                650,000            549,250
++Venture Holdings 12.00% 6/1/09                                                                     35,000                 66
Visteon
   7.00% 3/10/14                                                                                   175,000            130,813
   8.25% 8/1/10                                                                                    595,000            476,000
Warnaco 8.875% 6/15/13                                                                             630,000            677,250
                                                                                                                   ----------
                                                                                                                    8,131,465
                                                                                                                   ----------
Consumer Non-Cyclical - 1.93%
Biovail 7.875% 4/1/10                                                                            1,570,000          1,624,949
Constellation Brands 8.125% 1/15/12                                                                477,000            502,043
Cott Beverages 8.00% 12/15/11                                                                    1,145,000          1,182,213
#Doane Pet Care 144A 10.625% 11/15/15                                                              595,000            632,188
#Le-Natures 144A 10.00% 6/15/13                                                                    915,000            965,325
National Beef Packing 10.50% 8/1/11                                                                970,000            991,825
Pilgrim's Pride 9.625% 9/15/11                                                                     745,000            792,494
Playtex Products 9.375% 6/1/11                                                                     980,000          1,031,450
Swift & Co. 12.50% 1/1/10                                                                          405,000            402,975
True Temper Sports 8.375% 9/15/11                                                                1,070,000            968,350
#Warner Chilcott 144A 9.00% 2/1/15                                                               1,485,000          1,466,437
                                                                                                                   ----------
                                                                                                                   10,560,249
                                                                                                                   ----------
Energy - 1.13%
Bluewater Finance 10.25% 2/15/12                                                                   438,000            474,135
Compton Petroleum 7.625% 12/1/13                                                                   335,000            344,213
#Copano Energy 144A 8.125% 3/1/16                                                                  250,000            261,250
El Paso Natural Gas 7.625% 8/1/10                                                                  285,000            301,329
El Paso Production Holding 7.75% 6/1/13                                                            835,000            885,099
#Hilcorp Energy 144A
   7.75% 11/1/15                                                                                   265,000            269,638
   10.50% 9/1/10                                                                                   584,000            651,159
Inergy Finance 6.875% 12/15/14                                                                     250,000            239,375
#Inergy Finance 144A 8.25% 3/1/16                                                                  200,000            205,000
Plains Exploration & Production 7.125% 6/15/14                                                     335,000            350,913
Pride International 7.375% 7/15/14                                                                 345,000            370,013
oSecunda International 12.60% 9/1/12                                                               430,000            462,250
Tennessee Gas Pipeline 8.375% 6/15/32                                                              355,000            429,411
#VeraSun Energy 144A 9.875% 12/15/12                                                               575,000            615,249
Whiting Petroleum 7.25% 5/1/13                                                                     325,000            330,688
                                                                                                                   ----------
                                                                                                                    6,189,722
                                                                                                                   ----------
Media - 3.03%
oAdelphia Communications 8.125% 7/15/06                                                             65,000             42,250
#CCH I Notes 144A 11.00% 10/1/15                                                                 1,430,000          1,210,138
Cenveo 9.625% 3/15/12                                                                              485,000            523,800
Charter Communications Holdings
   11.125% 1/15/11                                                                               1,000,000            540,000
   13.50% 1/15/11                                                                                1,155,000            698,775

                                                                                                   Number of          Market
                                                                                                   Shares             Value
#Charter Communications Operating 144A 8.375% 4/30/14                                              665,000            673,313
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                         350,000            360,500
CSC Holdings
   8.125% 8/15/09                                                                                  245,000            253,881
   10.50% 5/15/16                                                                                1,275,000          1,357,874
Dex Media East 12.125% 11/15/12                                                                    505,000            585,169
#EchoStar Communications 144A 5.75% 5/15/08                                                        500,000            493,750
#Echostar DBS 144A 7.125% 2/1/16                                                                   250,000            248,750
Insight Midwest 10.50% 11/1/10                                                                   1,785,000          1,889,868
Lodgenet Entertainment 9.50% 6/15/13                                                             1,215,000          1,318,275
Mediacom Capital 9.50% 1/15/13                                                                   1,335,000          1,341,675
#RH Donnelley 144A 8.875% 1/15/16                                                                1,175,000          1,232,281
Sheridan Acquisition 10.25% 8/15/11                                                                415,000            432,119
Sirius Satellite 9.625% 8/1/13                                                                     955,000            940,675
Vertis 10.875% 6/15/09                                                                             445,000            439,438
Warner Music Group 7.375% 4/15/14                                                                  990,000            997,425
XM Satellite Radio 12.00% 6/15/10                                                                  857,000            961,983
                                                                                                                   ----------
                                                                                                                   16,541,939
                                                                                                                   ----------
Real Estate - 0.48%
American Real Estate Partners 8.125% 6/1/12                                                        905,000            944,820
BF Saul REIT 7.50% 3/1/14                                                                          975,000          1,004,250
Tanger Properties 9.125% 2/15/08                                                                   658,000            698,148
                                                                                                                   ----------
                                                                                                                    2,647,218
                                                                                                                   ----------
Services Cyclical - 3.22%
Adesa 7.625% 6/15/12                                                                               748,000            762,960
#CCM Merger 144A 8.00% 8/1/13                                                                      870,000            870,000
Corrections Corporation of America 7.50% 5/1/11                                                  1,050,000          1,090,688
Foster Wheeler 10.359% 9/15/11                                                                     159,000            176,490
FTI Consulting 7.625% 6/15/13                                                                      740,000            778,850
#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                               1,110,000          1,154,400
Gaylord Entertainment 8.00% 11/15/13                                                               625,000            657,031
?H-Lines Finance Holdings 11.00% 4/1/13                                                          1,301,000          1,086,335
#Hertz 144A
   8.875% 1/1/14                                                                                   475,000            498,750
   10.50% 1/1/16                                                                                   200,000            216,500
Horizon Lines 9.00% 11/1/12                                                                        457,000            485,563
Kansas City Southern Railway 9.50% 10/1/08                                                         765,000            830,025
#Knowledge Learning 144A 7.75% 2/1/15                                                              860,000            825,600
Mandalay Resort Group 10.25% 8/1/07                                                              1,520,000          1,620,699
OMI 7.625% 12/1/13                                                                               1,075,000          1,107,250
Penn National Gaming 8.875% 3/15/10                                                              1,835,000          1,916,436
Royal Caribbean Cruises 7.25% 3/15/18                                                              325,000            351,904
Seabulk International 9.50% 8/15/13                                                                469,000            521,176
Stena 9.625% 12/1/12                                                                               880,000            963,600
?Town Sports International 11.00% 2/1/14                                                           505,000            366,125
Wheeling Island Gaming 10.125% 12/15/09                                                          1,250,000          1,314,063
                                                                                                                   ----------
                                                                                                                   17,594,445
                                                                                                                   ----------
Services Non-cyclical - 1.74%
#Accellent 144A 10.50% 12/1/13                                                                     600,000            633,000
Aleris International 9.00% 11/15/14                                                                920,000            975,200
Allied Waste North America 9.25% 9/1/12                                                            935,000          1,019,150
Casella Waste Systems 9.75% 2/1/13                                                               1,250,000          1,340,625
#CRC Health 144A 10.75% 2/1/16                                                                     765,000            793,688
Geo Subordinate 11.00% 5/15/12                                                                     865,000            847,700
Healthsouth
   8.375% 10/1/11                                                                                  150,000            169,500
   10.75% 10/1/08                                                                                1,325,000          1,374,687
US Oncology 10.75% 8/15/14                                                                       1,120,000          1,243,200
?Vanguard Health 11.25% 10/1/15                                                                  1,450,000          1,080,250
                                                                                                                   ----------
                                                                                                                    9,477,000
                                                                                                                   ----------
Technology & Electronics - 0.40%
Magnachip Semiconductor 8.00% 12/15/14                                                           1,175,000          1,139,750
#Sunguard Data Systems 144A 10.25% 8/15/15                                                         970,000          1,022,138
                                                                                                                   ----------
                                                                                                                    2,161,888
                                                                                                                   ----------
Telecommunications - 2.26%
++Allegiance Telecom 11.75% 2/15/08                                                                  10,000              2,950
American Cellular 10.00% 8/1/11                                                                    480,000            524,400
American Tower 7.125% 10/15/12                                                                     670,000            705,175
#Centennial Communications 144A 10.00% 1/1/13                                                      430,000            449,350
Cincinnati Bell 8.375% 1/15/14                                                                   1,190,000          1,207,850
#Digicel Limited 144A 9.25% 9/1/12                                                                 580,000            611,900
?Inmarsat Finance 10.375% 11/15/12                                                               1,645,000          1,394,137
iPCS 11.50% 5/1/12                                                                                  10,000             11,525
oIwo Escrow Company 8.35% 1/15/12                                                                  100,000            104,625
MCI
   6.908% 5/1/07                                                                                   255,000            258,188
   7.688% 5/1/09                                                                                   800,000            826,000

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Qwest
   o7.741% 6/15/13                                                                                 485,000            532,288
   7.875% 9/1/11                                                                                   620,000            666,500
Rural Cellular 9.875% 2/1/10                                                                       640,000            688,000
o#Rural Cellular 144A 10.43% 11/1/12                                                               425,000            439,875
#Telcordia Technologies 144A 10.00% 3/15/13                                                      1,445,000          1,336,625
Triton Communications 9.375% 2/1/11                                                                915,000            642,788
oUS LEC 12.716% 10/1/09                                                                            435,000            474,694
#Wind Acquisition 144A 10.75% 12/1/15                                                            1,375,000          1,478,124
                                                                                                                   ----------
                                                                                                                   12,354,994
                                                                                                                   ----------
Utilities - 1.63%
Avista 9.75% 6/1/08                                                                                753,000            816,586
++#Calpine 144A 9.90% 7/15/07                                                                       503,413            471,320
#Dynegy Holdings 144A 10.125% 7/15/13                                                            1,183,000          1,336,789
Elwood Energy 8.159% 7/5/26                                                                        994,539          1,073,691
Midwest Generation
   8.30% 7/2/09                                                                                    945,000            978,343
   8.75% 5/1/34                                                                                    495,000            543,263
Mirant Americas 8.30% 5/1/11                                                                       855,000            898,819
NRG Energy 7.25% 2/1/14                                                                          1,200,000          1,233,000
Orion Power Holdings 12.00% 5/1/10                                                                 626,000            719,900
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                       797,314            826,986
                                                                                                                   ----------
                                                                                                                    8,898,697
                                                                                                                   ----------
Total Corporate Bonds (cost $125,971,092)                                                                         124,867,921
                                                                                                                  ===========

Convertible Bonds - 10.10%
Aerospace & Defense - 0.70%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                             1,150,000          1,214,688
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                 975,000          1,049,344
#L-3 Communications 144A 3.00% 8/1/35 exercise price $102.31, expiration date 8/1/35             1,500,000          1,546,875
                                                                                                                   ----------
                                                                                                                    3,810,907
                                                                                                                   ----------
Banking, Finance & Insurance - 0.14%
PMI Group 2.50% 7/15/21 exercise price $44.16, expiration date 7/15/21                             750,000            784,688
                                                                                                                   ----------
                                                                                                                      784,688
                                                                                                                   ----------
Cable, Media & Publishing - 1.63%
#Charter Communications 144A 5.875% 11/16/09
   exercise price $2.42, expiration date 11/16/09                                                  500,000            360,625
EchoStar 5.75% 5/15/08 exercise price $43.29, expiration date 5/15/08                              500,000            493,750
Liberty Media 3.25% 3/8/31exercise price $53.86, expiration date 3/8/31                          3,000,000          2,283,750
Mediacom Communications 5.25% 7/1/06 exercise price $18.72, expiration date 7/1/06               2,500,000          2,490,625
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25           3,240,000          3,280,499
                                                                                                                   ----------
                                                                                                                    8,909,249
                                                                                                                   ----------
Computers & Technology - 1.82%
Fairchild Semiconductor International 5.00% 11/1/08
   exercise price $30.00, expiration date 11/1/08                                                2,500,000          2,490,625
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26               1,540,000          1,514,975
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                       1,140,000          1,013,175
^#ON Semiconductor 144A 0.36% 4/15/24 exercise price $9.82, expiration date 4/15/24              3,500,000          3,036,249
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                        1,875,000          1,903,125
                                                                                                                   ----------
                                                                                                                    9,958,149
                                                                                                                   ----------

Consumer Services - 0.35%
Fluor 1.50% 2/15/24 exercise price $55.94, expiration date 2/15/24                               1,200,000          1,899,000
                                                                                                                   ----------
                                                                                                                    1,899,000
                                                                                                                   ----------
Electronics & Electrical Equipment - 0.45%
Fisher Scientific 3.25% 3/1/24 exercise price $80.40, expiration date 3/1/24                     1,500,000          1,618,125
Solectron 0.50% 2/15/34 exercise price $9.67, expiration date 2/15/34                            1,100,000            826,375
                                                                                                                   ----------
                                                                                                                    2,444,500
                                                                                                                   ----------
Energy - 1.12%
Halliburton 3.125% 7/15/23 exercise price $37.65, expiration date 7/15/23                        1,250,000          2,329,688
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                   1,140,000          1,510,500
Schlumberger 2.125% 6/1/23 exercise price $80.00, expiration date 6/1/23                         1,500,000          2,287,500
                                                                                                                   ----------
                                                                                                                    6,127,688
                                                                                                                   ----------
Healthcare & Pharmaceuticals - 1.77%
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                       530,000            644,613
Encysive Pharmaceuticals 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                                 625,000
569,531
#Encysive Pharmaceuticals 144A 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                         2,000,000
1,822,499
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                              1,525,000
1,807,125
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                              1,535,000
1,569,538
oWyeth 4.239% 1/15/24 exercise price $60.39, expiration date 1/15/24                             3,000,000          3,237,299
                                                                                                                   ----------
                                                                                                                    9,650,605
                                                                                                                   ----------
Leisure, Lodging & Entertainment - 0.08%
#Regal Entertainment Group 144A 3.75% 5/15/08
   exercise price $15.19, expiration date 5/15/08                                                  350,000            432,250
                                                                                                                   ----------
                                                                                                                      432,250
                                                                                                                   ----------

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Real Estate - 0.11%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                    600,000            627,000
                                                                                                                   ----------
                                                                                                                      627,000
                                                                                                                   ----------
Retail - 1.33%
?Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24                                1,480,000
1,117,400
oLowe's 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                          1,250,000          1,482,813
#Saks 144A 2.00% 3/15/24 exercise price $18.69, expiration date 3/15/24                          2,200,000          2,411,750
Sonic Automotive 5.25% 5/7/09 exercise price $46.87, expiration date 5/7/09                      1,000,000            988,750
#United Auto Group 144A 3.50% 4/1/26 exercise price $47.39, expiration date 4/1/26               1,150,000          1,256,375
                                                                                                                   ----------
                                                                                                                    7,257,088
                                                                                                                   ----------
Telecommunications - 0.17%
Qwest Communications International 3.50% 11/15/25
   exercise price $5.90, expiration date 11/15/25                                                  750,000            945,938
                                                                                                                   ----------
                                                                                                                      945,938
                                                                                                                   ----------
Transportation - 0.12%
#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23               750,000            655,313
                                                                                                                   ----------
                                                                                                                      655,313
                                                                                                                   ----------
Utilities - 0.31%
CenterPoint Energy 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                    400,000            471,000
#CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                               1,030,000
1,212,825
                                                                                                                    1,683,825
                                                                                                                   ----------
Total Convertible Bonds (cost $52,101,274)                                                                         55,186,200
                                                                                                                   ==========
                                                                                                   Number of
                                                                                                   Shares
Convertible Preferred Stock - 5.92%
Automobiles & Automotive Parts - 0.14%
Ford Motor Capital Trust II 6.50%, exercise price $17.70, expiration date 1/15/32                   25,000            757,500
                                                                                                                   ----------
                                                                                                                      757,500
                                                                                                                   ----------
Banking, Finance & Insurance - 2.34%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49                              37,800          1,899,450
Chubb 7.00% exercise price $71.40, expiration date 8/16/06                                          80,000          2,718,400
oCitigroup Funding 5.18% exercise price $29.50, expiration date 9/27/08                             69,000          2,207,310
E Trade Financial 6.125% exercise price $21.82, expiration date 11/18/08                            37,500          1,251,563
Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                      66,750          1,777,219
Merrill Lynch 6.75% exercise price $40.80, expiration date 10/15/07                                 70,000          2,939,999
                                                                                                                   ----------
                                                                                                                   12,793,941
                                                                                                                   ----------
Basic Materials - 0.43%
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                       52,500          2,355,938
                                                                                                                   ----------
                                                                                                                    2,355,938
                                                                                                                   ----------
Cable, Media & Publishing - 0.27%
#Interpublic 5.25% 144A exercise price $13.66, expiration date 12/31/49                              1,500          1,475,625
                                                                                                                   ----------
                                                                                                                    1,475,625
                                                                                                                   ----------
Consumer Products - 0.41%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                       51,940          2,207,450
                                                                                                                   ----------
                                                                                                                    2,207,450
                                                                                                                   ----------
Energy - 0.64%
Chesapeake 4.50% exercise price $44.17, expiration date 12/31/49                                    24,000          2,187,000
El Paso Energy Capital Trust 4.75% exercise price $41.59, expiration date 3/31/28                   34,600          1,297,500
                                                                                                                   ----------
                                                                                                                    3,484,500
                                                                                                                   ----------
Environmental Services - 0.13%
Allied Waste Industries 6.25% exercise price $10.13, expiration date 4/1/06                         13,100            702,553
                                                                                                                   ----------
                                                                                                                      702,553
                                                                                                                   ----------
Food, Beverage & Tobacco - 0.42%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                            59,200          2,314,720
                                                                                                                   ----------
                                                                                                                    2,314,720
                                                                                                                   ----------
Telecommunications - 0.17%
Lucent Technologies Capital Trust I 7.75% exercise price $4.84, expiration date 3/15/17              1,000            942,625
                                                                                                                   ----------
                                                                                                                      942,625
                                                                                                                   ----------
Utilities - 0.97%
oCenterPoint Energy 2.00% exercise price $17.09, expiration date 9/15/29                            26,000            881,660
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                       37,500          1,950,000
NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                     10,675          2,489,943
                                                                                                                   ----------
                                                                                                                    5,321,603
                                                                                                                   ----------
Total Convertible Preferred Stock (cost $33,039,663)                                                               32,356,455
                                                                                                                   ==========

Preferred Stock - 0.94%
Leisure, Lodging & Entertainment - 0.12%
Red Lion Hotels 9.50%                                                                               24,000            624,960
                                                                                                                   ----------
                                                                                                                      624,960
                                                                                                                   ----------
Real Estate - 0.82%
Equity Inns Series B 8.75%                                                                          18,300            484,035
LaSalle Hotel Properties 10.25%                                                                     36,500            956,300
Ramco-Gershenson Properties 9.50%                                                                   15,700            413,774
SL Green Realty 7.625%                                                                             103,000          2,642,598
                                                                                                                   ----------
                                                                                                                    4,496,707
                                                                                                                   ----------

                                                                                                   Number of          Market
                                                                                                   Shares             Value
Total Preferred Stock (cost $5,107,104)                                                                             5,121,667
                                                                                                                   ==========

Exchange Traded Funds - 0.37%
iShares Dow Jones U.S. Real Estate Index Fund                                                       29,200          2,045,752
                                                                                                                   ----------
Total Exchange Traded Funds (cost $1,550,582)                                                                       2,045,752
                                                                                                                   ==========

Warrant - 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                           12                  0
                                                                                                                            -
Total Warrant (cost $1,021)                                                                                                 0
                                                                                                                            -
                                                                                                   Principal
                                                                                                   Amount
                                                                                                   (U.S. $)
Commercial Mortgage-Backed Securities - 0.14%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                $750,000            740,827
                                                                                                                   ----------
Total Commercial Mortgage-Backed Securities (cost $761,221)                                                           740,827
                                                                                                                   ==========

Repurchase Agreements - 5.99%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $19,576,447,
collateralized by $20,424,000 U.S. Treasury Bills
due 8/24/06, market value $19,971,635)                                                          19,574,000         19,574,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $4,375,547,
collateralized by $4,479,000 U.S. Treasury Notes
4.50% 2/15/09, market value $4,463,176)                                                          4,375,000          4,375,000

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $8,750,094,
collateralized by $8,814,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $8,932,155)                                                     8,749,000          8,749,000
                                                                                                                   ----------
Total Repurchase Agreements (cost $32,698,000)                                                                     32,698,000
                                                                                                                   ==========

Total Market Value of Securities - 100.09%
   (cost $526,641,813)                                                                                            546,702,510
Liabilities Net of Receivables and Other Assets (See Notes) - (0.09%)                                               (504,948)
                                                                                                                  ===========
Net Assets Applicable to 47,933,244 Shares Outstanding - 100.00%                                                 $546,197,562
                                                                                                                 ============

oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
+Non-income producing security for the period ended February 28, 2006. ++Non-income producing security. Security is currently in default. oVariable rate security. The interest rate shown is the rate as of February 28, 2006. ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
?Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2006, the aggregate amount of Rule 144A securities equals $52,090,849, which represented 9.54% of the Fund's net assets. See Note 3 in "Notes."
oRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At February 28, 2006, the aggregate amount of restricted securities equals $2,773,891 or 0.51% of the Fund's net assets. See
Note 3 in "Notes."

Summary of Abbreviations:
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - Delaware Dividend Income Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                       $526,919,873
                                         -------------
Aggregate unrealized appreciation           37,407,685
Aggregate unrealized depreciation          (17,625,048)
                                         -------------
Net unrealized appreciation               $ 19,782,637
                                         -------------


For federal income tax purposes, at November 30, 2005, capital loss carryforwards of $18,732,090 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,667,646 expires in 2009 and $8,064,444 expires in 2010.


3. Credit and Market Risk
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor's Ratings Group and/or Baa or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance ongoing operations.

Schedule of Investments (Unaudited)
Delaware Small Cap Core Fund (Formerly Delaware Small Cap Contrarian Fund) February 28, 2006

                                                                                       Number of          Market
                                                                                       Shares             Value
Common Stock - 97.32%
Basic Materials - 6.35%
+AK Steel Holding                                                                       8,000            $88,800
Ameron International                                                                    1,250             74,250
+Century Aluminum                                                                       3,500            124,565
Chemtura                                                                                6,550             72,574
Chesapeake                                                                              3,900             51,441
Cytec Industries                                                                        2,050            109,347
Ferro                                                                                   3,500             70,280
+FMC                                                                                    1,600             97,296
Georgia Gulf                                                                            2,450             70,315
+NS Group                                                                               2,700            110,133
+PolyOne                                                                               11,300             98,649
Steel Dynamics                                                                          2,150             98,900
Wausau Paper                                                                            4,800             62,400
Worthington Industries                                                                  3,150             61,740
                                                                                                          ------
                                                                                                       1,190,690
                                                                                                       ---------
Business Services - 4.44%
Administaff                                                                             2,200            104,390
+Armor Holdings                                                                         2,100            123,332
Clark                                                                                   5,200             54,912
Healthcare Services Group                                                               3,950             72,917
+Kforce                                                                                 6,550             79,321
+Labor Ready                                                                            4,050             99,509
McGrath RentCorp                                                                        2,450             67,424
+Sourcecorp                                                                             2,700             69,120
UniFirst                                                                                2,250             75,398
+United Stationers                                                                      1,750             86,625
                                                                                                          ------
                                                                                                         832,948
                                                                                                         -------
Capital Goods - 9.39%
Acuity Brands                                                                           3,150            124,393
+AGCO                                                                                   4,850             94,818
Applied Industrial Technologies                                                         1,650             70,587
+Aviall                                                                                 2,300             87,745
Barnes Group                                                                            2,600             99,788
Briggs & Stratton                                                                       1,650             58,542
Crane                                                                                   2,300             88,527
DRS Technologies                                                                        1,750             92,348
+Flowserve                                                                              2,300            118,220
+Genlyte Group                                                                          2,200            136,135
+Innovative Solutions & Support                                                         4,650             65,612
+Kadant                                                                                 3,150             59,504
Lawson Products                                                                         1,900             67,241
Lincoln Electric Holdings                                                               1,700             78,472
Lufkin Industries                                                                       1,800             93,168
Manitowoc                                                                               1,650            127,165
+Orbital Sciences                                                                       7,500            114,225
+Rofin-Sinar Technologies                                                               1,650             86,922
+URS                                                                                    2,200             95,898
                                                                                                          ------
                                                                                                       1,759,310
                                                                                                       ---------
Consumer Discretionary - 5.08%
+Charming Shoppes                                                                       9,900            132,561
+Children's Place Retail Stores                                                         2,650            123,676
+Guitar Center                                                                          1,750             90,580
+Jos A Bank Clothiers                                                                   2,600            115,986
+Pacific Sunwear Of California                                                          4,500            107,145
Phillips-Van Heusen                                                                     2,900            102,950
+Quiksilver                                                                             5,600             81,200
Stage Stores                                                                            3,750            109,350
Stride Rite                                                                             6,400             88,960
                                                                                                          ------
                                                                                                         952,408
                                                                                                         -------
Consumer Services - 2.41%
CKE Restaurants                                                                         5,550             94,406
+ExpressJet Holdings                                                                    5,350             40,232
IHOP                                                                                    2,100            106,890
Lone Star Steakhouse & Saloon                                                           2,200             59,312
+Papa John's International                                                              2,450             80,605
+Shuffle Master                                                                         2,700             70,551
                                                                                                          ------
                                                                                                         451,996
                                                                                                         -------

                                                                                       Number of          Market
                                                                                       Shares             Value
Consumer Staples - 1.75%
Casey's General Stores                                                                  5,200            136,396
Chiquita Brands International                                                           3,800             65,436
Longs Drug Stores                                                                       1,500             57,555
Nu Skin Enterprises Class A                                                             3,750             67,800
                                                                                                          ------
                                                                                                         327,187
                                                                                                         -------
Credit Cyclicals - 1.96%
+Jacuzzi Brands                                                                         7,600             74,328
M/I Homes                                                                               1,700             71,604
+Meritage Homes                                                                         1,250             73,163
Thor Industries                                                                         3,150            148,680
                                                                                                         -------
                                                                                                         367,775
                                                                                                         -------
Energy - 6.35%
+Dresser-Rand Group                                                                     1,500             37,935
+Grey Wolf                                                                             11,850             82,239
+Hercules Offshore                                                                      2,950             89,680
Holly                                                                                   2,050            122,385
+James River Coal                                                                       1,750             63,263
+Oceaneering International                                                              2,200            121,308
+Oil States International                                                               3,750            129,487
Penn Virginia                                                                           1,350             83,498
St Mary Land & Exploration                                                              2,600             99,814
+Universal Compression Holdings                                                         2,600            113,750
+Veritas DGC                                                                            3,150            132,709
+Western Refining                                                                       2,650             43,036
World Fuel Services                                                                     2,350             71,205
                                                                                                          ------
                                                                                                       1,190,309
                                                                                                       ---------
Finance - 16.20%
ADVANTA                                                                                 2,600             91,182
+Affiliated Managers Group                                                              1,350            132,880
American Home Mortgage Investment                                                       2,950             84,075
AmerUs Group                                                                            1,050             63,263
Bancfirst                                                                               1,000             84,600
Center Financial                                                                        3,850             89,205
City Holding                                                                            3,050            111,050
Commercial Capital Bancorp                                                              6,800             97,444
+CompuCredit                                                                            2,100             79,380
Dime Community Bancshares                                                               3,850             52,668
Direct General                                                                          5,700             91,143
FBL Financial Group Class A                                                             2,300             78,706
First Marblehead                                                                        2,650             95,877
First Place Financial - Ohio                                                            3,150             75,254
+FirstFed Financial                                                                     1,650             99,017
Flagstar Bancorp                                                                        4,550             70,298
Frontier Financial                                                                      3,750            120,824
Greater Bay Bancorp                                                                     3,450             92,805
Hanover Insurance Group                                                                 1,700             82,365
Independent Bank - Michigan                                                             2,300             62,031
Kansas City Life Insurance                                                              1,250             63,000
MainSource Financial Group                                                              2,990             54,657
+MarketAxess Holdings                                                                   4,300             56,545
Ohio Casualty                                                                           4,550            139,275
PFF Bancorp                                                                             3,150             99,005
Presidential Life                                                                       3,750             82,163
Republic Bancorp                                                                        6,450             78,239
RLI                                                                                     2,050            108,075
+Sierra Health Services                                                                 2,800            116,731
TierOne                                                                                 3,600            118,799
+Triad Guaranty                                                                         1,600             72,624
Trustmark                                                                               3,400            102,510
+United America Indemnity                                                               3,800             86,450
West Coast Bancorp Oregon                                                               3,850            103,912
                                                                                                         -------
                                                                                                       3,036,052
                                                                                                       ---------
Health Care - 13.37%
+Adolor                                                                                 4,550            124,988
+Alkermes                                                                               4,650            118,156
+Applera-Celera Genomics                                                                6,450             74,111
+Bio-Rad Laboratories Class A                                                           1,250             71,638
+Candela                                                                                5,650            108,198
+Digene                                                                                 3,150            130,598
+First Horizon Pharmaceutical                                                           4,800             98,496
+Gen-Probe                                                                              1,450             72,442
+Geron                                                                                  8,000             71,680
+Healthways                                                                             2,350            102,343
+Immunogen                                                                             10,550             48,214
+LifePoint Hospitals                                                                    2,050             63,673
+Medarex                                                                                7,400            109,223

                                                                                       Number of          Market
                                                                                       Shares             Value
Mentor                                                                                  1,900             81,776
+MGI PHARMA                                                                             4,450             78,454
+Myogen                                                                                 2,700            102,330
+Noven Pharmaceuticals                                                                  4,900             73,843
Owens & Minor                                                                           2,500             79,725
+Pharmion                                                                               3,900             64,428
PolyMedica                                                                              1,650             66,726
+Res-Care                                                                               6,250            114,312
+Serologicals                                                                           3,900             94,341
+Sybron Dental Specialties                                                              2,600             99,476
+Techne                                                                                 1,350             80,285
+Telik                                                                                  4,100             90,692
+United Therapeutics                                                                    1,700            104,788
Vital Signs                                                                             1,350             68,931
West Pharmaceutical Services                                                            3,450            111,400
                                                                                                         -------
                                                                                                       2,505,267
                                                                                                       ---------
Media - 1.30%
+4Kids Entertainment                                                                    3,850             65,450
infoUSA                                                                                 7,350             86,363
Journal Communications Class A                                                          3,500             43,085
+Scholastic                                                                             1,650             48,543
                                                                                                          ------
                                                                                                         243,441
                                                                                                         -------
Real Estate - 4.85%
Brandywine Realty Trust                                                                 5,081            149,228
Equity Inns                                                                             6,450             99,846
First Industrial Realty Trust                                                           1,900             73,302
Glimcher Realty Trust                                                                   3,200             85,376
Home Properties                                                                         1,900             93,784
Maguire Properties                                                                      2,150             72,756
Nationwide Health Properties                                                            3,900             87,828
Pennsylvania Real Estate Investment Trust                                               2,050             82,820
Senior Housing Properties Trust                                                         4,300             77,099
Shurgard Storage Centers Class A                                                        1,350             86,576
                                                                                                          ------
                                                                                                         908,615
                                                                                                         -------
Technology - 20.19%
+AMIS Holdings                                                                          6,150             53,013
Anixter International                                                                   1,900             86,925
+Artesyn Technologies                                                                   5,550             60,495
+Axcelis Technologies                                                                  15,750            108,833
+Blackboard                                                                             2,700             77,787
+CACI International                                                                     1,600             96,432
+Catapult Communications                                                                4,650             64,682
+Cymer                                                                                  2,950            132,690
+Digital River                                                                          1,950             73,398
+Digitas                                                                                4,850             68,531
+Dionex                                                                                 1,600             87,792
+Dobson Communications Class A                                                         11,050             80,002
+EarthLink                                                                              6,800             67,456
+FileNet                                                                                3,250             83,655
+Internet Security Systems                                                              3,150             73,427
+iPayment                                                                               1,350             57,686
+j2 Global Communications                                                               1,900             82,840
+Kulicke & Soffa Industries                                                             7,100             79,520
+Mercury Computer Systems                                                               6,200            106,888
+MIPS Technologies                                                                      8,200             68,880
+MTC Technologies                                                                       1,650             45,524
+Multi-Fineline Electronix                                                              1,500             85,410
+Netgear                                                                                4,750             81,510
+OmniVision Technologies                                                                5,050            128,774
+ON Semiconductor                                                                      15,000             98,850
+Palm                                                                                   3,250            134,224
+Photronics                                                                             5,050             88,729
Plantronics                                                                             1,900             65,664
+Progress Software                                                                      3,150             91,980
Quality Systems                                                                         1,050             72,681
+RadiSys                                                                                5,200             94,848
+Secure Computing                                                                       6,800             82,280
+SI International                                                                       2,600             84,656
+Skyworks Solutions                                                                    15,600             82,056
+Synaptics                                                                              1,350             31,712
+Tekelec                                                                                7,700            103,257
+Tessera Technologies                                                                   4,200            131,165
+UbiquiTel                                                                              7,400             72,298
United Online                                                                           4,300             51,643
+Universal Electronics                                                                  2,700             48,492
+Varian Semiconductor Equipment                                                         2,600            122,615
+Verint Systems                                                                         2,300             83,329

                                                                                       Number of          Market
                                                                                       Shares             Value
+Viasat                                                                                 3,850            103,373
+WebEx Communications                                                                   4,050            112,914
+Wind River Systems                                                                     4,800             74,256
                                                                                                          ------
                                                                                                       3,783,172
                                                                                                       ---------
Transportation - 2.09%
Arkansas Best                                                                           1,650             68,574
+Bristow Group                                                                          2,100             62,706
+HUB Group                                                                              2,950            123,015
Pacer International                                                                     4,300            136,955
                                                                                                         -------
                                                                                                         391,250
                                                                                                         -------
Utilities - 1.59%
Black Hills                                                                             2,300             79,511
Cascade Natural Gas                                                                     3,500             68,600
Middlesex Water                                                                         3,450             66,585
Otter Tail                                                                              2,650             82,548
                                                                                                          ------
                                                                                                         297,244
                                                                                                         -------
Total Common Stock (cost $16,728,556)                                                                 18,237,664
                                                                                                      ==========
                                                                                     Principal
                                                                                     Amount
Repurchase Agreements - 9.99%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $1,121,140,
collateralized by $1,169,000 U.S. Treasury Bills
due 8/24/06, market value $1,143,400)                                              $1,121,000          1,121,000

With Cantor Fitzgerald 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $250,031,
collateralized by $256,000 U.S. Treasury Notes
4.50% 2/15/09, market value $255,522)                                                 250,000            250,000

With UBS Warburg 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $501,063,
collateralized by $505,000 U.S. Treasury Notes
4.625% due 5/15/06, market value $511,377)                                            501,000            501,000
                                                                                                         -------
Total Repurchase Agreements (cost $1,872,000)                                                          1,872,000
                                                                                                       =========

Total Market Value of Securities - 107.31%
   (cost $18,600,556)                                                                                 20,109,664
Liabilities Net of Receivables and Other Assets (See Notes) - (7.31%)?                               (1,369,586)
                                                                                                     ===========
Net Assets Applicable to 1,561,838 Shares Outstanding - 100.00%                                     $18,740,078
                                                                                                    ============

+Non-income producing security for the period ended February 28, 2006.
?Of this amount, $2,105,085 represents payable for securities purchased as of February 28, 2006.


--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - The Delaware Small Cap Core Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                                $18,601,891
                                                   -----------
Aggregate unrealized appreciation                    1,842,963
Aggregate unrealized depreciation                     (335,190)
                                                   -----------
Net unrealized appreciation                        $ 1,507,773
                                                   -----------

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Significant Event
Prior to August 1, 2005, the Fund had not engaged in a broad distribution effort of its shares and had been subject to limited redemption requests. 12b-1 fees were waived for this period. Had 12b-1 fees been applied, performance would have been lower. Expense waivers were in effect for the periods. Performance would have been lower if waivers did not apply.

Before November 1, 2004, the Delaware Small Cap Core Fund was named the Delaware Small Cap Contrarian Fund. On November 1, 2005, the Fund's strategy and management changed. The new management team retained the Fund's small=cap focus by investing primarily in stocks of small companies that are believed to have a combination of attractive valuations, growth prospects, and strong cash flows. Securities that were determined to no longer meet the Fund's investment objective or to be inconsistent with the new team's investment strategies have been sold.

Schedule of Investments (Unaudited)
Delaware Small Cap Value Fund
February 28, 2006

                                                                                            Number of          Market
                                                                                            Shares             Value
Common Stock- 93.77%
Basic Industry - 12.15%
Albemarle                                                                                   125,400         $5,323,230
*+Alpha Natural Resources                                                                   243,400          5,201,458
Arch Coal                                                                                    83,300          6,090,063
+Chaparral Steel                                                                             84,200          3,857,202
Crane                                                                                       162,900          6,270,021
+Crown Holdings                                                                             379,000          6,935,700
+FMC                                                                                        101,500          6,172,215
*Fuller (H.B.)                                                                              179,600          7,291,760
Georgia Gulf                                                                                196,700          5,645,290
+Griffon                                                                                    210,160          4,942,963
IPSCO                                                                                        61,300          5,912,385
*MacDermid                                                                                  214,700          6,316,474
+Pactiv                                                                                     161,800          3,710,074
*+PolyOne                                                                                   457,500          3,993,975
Spartech                                                                                    206,700          5,002,140
*Texas Industries                                                                            84,200          5,107,572
*Westlake Chemical                                                                          150,700          5,172,024
                                                                                                             ---------
                                                                                                            92,944,546
                                                                                                            ----------
Business Services - 1.88%
Brink's                                                                                     180,400          8,834,188
*+United Stationers                                                                         112,559          5,571,671
                                                                                                             ---------
                                                                                                            14,405,859
                                                                                                            ----------
Capital Spending - 6.89%
*+Casella Waste Systems                                                                     339,400          4,802,510
*Gibraltar Industries                                                                       216,714          5,528,374
Harsco                                                                                      108,600          8,664,108
+Insituform Technologies Class A                                                            120,900          3,253,419
*Kaydon                                                                                     192,300          6,922,800
*Mueller Industries                                                                         182,500          6,024,325
*Wabtec                                                                                     281,700          9,304,551
Walter Industries                                                                           124,300          8,182,669
                                                                                                             ---------
                                                                                                            52,682,756
                                                                                                            ----------
Consumer Cyclical - 1.63%
Furniture Brands International                                                              149,400          3,693,168
KB HOME                                                                                      70,700          4,739,021
*+WCI Communities                                                                           158,900          4,010,636
                                                                                                             ---------
                                                                                                            12,442,825
                                                                                                            ----------
Consumer Services - 12.73%
+AnnTaylor Stores                                                                           237,650          8,626,695
Applebee's International                                                                    161,200          3,730,168
Belo Class A                                                                                150,500          3,196,620
Borders Group                                                                               229,700          5,542,661
*Cato Class A                                                                               322,900          6,738,923
CBRL Group                                                                                  149,600          6,646,728
*+CEC Entertainment                                                                         162,900          5,304,024
+Dollar Tree Stores                                                                         238,000          6,525,960
*K Swiss                                                                                    164,200          4,791,356
Kellwood                                                                                    176,500          4,543,110
*Kenneth Cole Productions Class A                                                           123,300          3,391,983
*+Lenox Group                                                                                92,600          1,237,136
Meredith                                                                                     80,500          4,434,745
+Sports Authority                                                                           166,443          6,090,149
*Stage Stores                                                                               152,300          4,441,068
*Thor Industries                                                                            191,000          9,015,200
*Wolverine World Wide                                                                       248,350          5,478,601
*+Zale                                                                                      295,200          7,689,960
                                                                                                             ---------
                                                                                                            97,425,087
                                                                                                            ----------
Consumer Staples - 3.02%
American Greetings Class A                                                                  278,700          5,847,126
Bunge Limited                                                                                81,500          4,620,235
+Constellation Brands                                                                       237,300          6,250,482
Del Monte Foods                                                                             589,900          6,418,112
                                                                                                             ---------
                                                                                                            23,135,955
                                                                                                            ----------
Energy - 7.14%
*+Energy Partners                                                                           269,900          6,205,001
+Grey Wolf                                                                                  808,900          5,613,766
+Newfield Exploration                                                                       111,800          4,321,070

                                                                                            Number of          Market
                                                                                            Shares             Value
*+Newpark Resources                                                                         710,900          5,303,314
Southwest Gas                                                                               190,100          5,421,652
Tesoro                                                                                       68,100          4,113,921
TODCO                                                                                       115,500          3,871,560
*+W-H Energy Services                                                                       279,700         11,048,150
*+Whiting Petroleum                                                                         214,500          8,708,700
                                                                                                             ---------
                                                                                                            54,607,134
                                                                                                            ----------
Financial Services - 16.88%
*AmerUs Group                                                                               147,500          8,886,875
Bank of Hawaii                                                                              158,500          8,463,900
*Bankunited Financial Class A                                                               264,500          7,390,130
Berkley (W.R.)                                                                              217,400         12,585,286
*Boston Private Financial Holdings                                                          250,800          7,676,988
Colonial BancGroup                                                                          465,500         11,688,705
Compass Bancshares                                                                           73,500          3,695,580
*First Republic Bank                                                                        223,800          8,121,702
*Greater Bay Bancorp                                                                        266,200          7,160,780
*Harleysville Group                                                                         149,400          3,933,702
*Independent Bank                                                                            81,200          2,460,360
*Infinity Property & Casualty                                                               139,400          5,528,604
*MAF Bancorp                                                                                145,700          6,244,702
*NBT Bancorp                                                                                131,400          3,006,432
Platinum Underwriters Holdings                                                              196,700          6,022,954
*Provident Bankshares                                                                       226,400          8,234,168
*Republic Bancorp                                                                           370,036          4,488,537
*Sterling Financial                                                                         223,368          6,464,270
*+Triad Guaranty                                                                            156,300          7,094,457
                                                                                                             ---------
                                                                                                           129,148,132
                                                                                                           -----------
Health Care - 7.08%
+Alderwoods Group                                                                           421,000          7,190,680
+Andrx                                                                                      219,400          4,300,240
*Arrow International                                                                        109,300          3,381,742
*+Bio-Rad Laboratories Class A                                                                5,800            332,398
*Diagnostic Products                                                                         82,800          3,821,220
*Owens & Minor                                                                              217,300          6,929,697
+Par Pharmaceuticals                                                                        137,900          4,101,146
+Pediatrix Medical Group                                                                     81,800          7,720,284
*+PRA International                                                                         167,300          4,408,355
Service Corp International                                                                  543,200          4,318,440
Universal Health Services Class B                                                           152,300          7,650,029
                                                                                                             ---------
                                                                                                            54,154,231
                                                                                                            ----------
Real Estate - 4.61%
*Ashford Hospitality Trust                                                                  332,700          4,155,423
Brandywine Realty Trust                                                                     243,737          7,158,556
Camden Property Trust                                                                       135,800          8,942,430
Education Realty Trust                                                                      179,700          2,425,950
*Highland Hospitality                                                                       401,600          4,947,712
Reckson Associates Realty                                                                   186,500          7,627,850
                                                                                                             ---------
                                                                                                            35,257,921
                                                                                                            ----------
Technology - 13.15%
Acxiom                                                                                      312,300          8,082,324
+BEA Systems                                                                                773,500          8,872,045
*+Bell Microproducts                                                                        383,000          2,301,830
+Brocade Communications Systems                                                           1,727,000          9,101,290
*+Checkpoint Systems                                                                        258,000          7,368,480
*+CommScope                                                                                 282,900          6,786,771
+Datastream Systems                                                                         330,100          3,347,214
+Emulex                                                                                     411,200          7,319,360
*+Entegris                                                                                  441,900          4,622,274
+Ingram Micro Class A                                                                       386,500          7,644,970
*+Insight Enterprises                                                                       244,500          5,264,085
+International Rectifier                                                                    119,900          4,448,290
+NETGEAR                                                                                    154,200          2,646,072
*QAD                                                                                        207,200          1,657,600
Symbol Technologies                                                                         312,300          3,628,926
*+Synnex                                                                                    204,800          3,782,656
+Synopsys                                                                                   301,300          6,589,431
*Technitrol                                                                                 326,300          7,139,444
                                                                                                             ---------
                                                                                                           100,603,062
                                                                                                           -----------
Transportation - 3.68%
Alexander & Baldwin                                                                         186,700          9,097,891
+Kirby                                                                                      135,800          8,324,540
*+SCS Transportation                                                                         85,500          2,311,065
*SkyWest                                                                                    134,700          3,902,259
+YRC Worldwide                                                                               95,000          4,544,800
                                                                                                             ---------
                                                                                                            28,180,555
                                                                                                            ----------

                                                                                            Number of          Market
                                                                                            Shares             Value
Utilities - 2.93%
Black Hills                                                                                  82,100          2,838,197
*+El Paso Electric                                                                          248,400          5,079,780
*FairPoint Communications                                                                   220,700          3,105,249
*Otter Tail                                                                                 176,500          5,497,975
PNM Resources                                                                               239,900          5,937,525
                                                                                                             ---------
                                                                                                            22,458,726
                                                                                                            ----------
Total Common Stock (cost $534,031,476)                                                                     717,446,789
                                                                                                           ===========

Exchange Traded Funds- 1.74%
*iShares Russell 2000 Value Index Fund                                                      186,900         13,333,446
                                                                                                            ----------
Total Exchange Traded Funds (cost $12,051,661)                                                              13,333,446
                                                                                                            ==========

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 3.98%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $18,250,281,
collateralized by $19,040,000 U.S.Treasury Bills
due 8/24/06, market value $18,618,733)                                                  $18,248,000         18,248,000

With Cantor Fitzgerald 4.50% 3/1/06 (dated 2/28/06, to be repurchased at
$4,078,510 collateralized by $4,176,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $4,160,835)                                                                  4,078,000          4,078,000

With UBS Warburg 4.50% 3/1/06 (dated 2/28/06, to be repurchased at $8,158,020, collateralized by $8,217,000 U.S. Treasury Notes 4.625% due 5/15/06, market
value $8,327,081)                                                                         8,157,000          8,157,000
                                                                                                             ---------
Total Repurchase Agreements (cost $30,483,000)                                                              30,483,000
                                                                                                            ==========

Total Market Value of Securities Before Securities Lending Collateral - 99.49%                             761,263,235
    (cost $576,566,137)                                                                                    ===========

Securities Lending Collateral**- 18.87%
Short-Term Investments
Fixed Rate Notes - 2.34%
Citigroup Global Markets 4.60% 3/1/06                                                      6,086,220        16,086,220
Washington Mutual 4.54% 3/28/06                                                            1,853,704         1,853,672
                                                                                                             ---------
                                                                                                            17,939,892
                                                                                                            ----------
oVariable Rate Notes - 16.53%
American Honda Finance 4.57% 2/21/07                                                      4,171,233          4,170,762
ANZ National 4.55% 4/2/07                                                                   926,941            926,836
Australia New Zealand 4.55% 4/2/07                                                        4,634,375          4,634,180
Bank of America 4.57% 2/23/07                                                             6,025,296          6,024,434
Bank of New York 4.54% 4/2/07                                                             3,707,199          3,707,344
Bank of the West 4.55% 3/2/06                                                             4,634,180          4,634,180
Bayerische Landesbank 4.59% 8/25/06                                                       4,633,352          4,634,181
Bear Stearns 4.63% 8/31/06                                                                5,561,016          5,561,016
Beta Finance 4.58% 4/18/06                                                                4,634,131          4,634,066
Canadian Imperial Bank 4.55% 4/2/07                                                       2,316,620          2,317,090
CDC Financial Products 4.66% 3/31/06                                                      6,024,434          6,024,434
Citigroup Global Markets 4.63% 3/7/06                                                     6,024,434          6,024,434
Commonwealth Bank Australia 4.54% 4/2/07                                                  4,634,569          4,634,180
Credit Suisse First Boston 4.55% 4/18/06                                                  5,004,990          5,004,915
Goldman Sachs 4.70% 2/28/07                                                               6,024,434          6,024,434
Manufacturers & Traders 4.57% 9/26/06                                                     4,634,451          4,633,524
Marshall & Ilsley Bank 4.55% 4/2/07                                                       5,097,935          5,097,598
Merrill Lynch Mortgage Capital 4.66% 3/7/06                                               4,170,762          4,170,762
Morgan Stanley 4.74% 2/28/07                                                              5,746,383          5,746,383
National Australia Bank 4.54% 3/7/07                                                      5,377,854          5,375,649
National City Bank 4.53% 3/2/07                                                           5,609,242          5,610,314
Nordea Bank Norge 4.55% 4/2/07                                                            4,634,041          4,634,180
Procter & Gamble 4.46% 4/2/07                                                             4,634,213          4,634,180
Royal Bank of Scotland 4.54% 4/2/07                                                       4,634,083          4,634,180
Sigma Finance 4.58% 3/16/06                                                               1,390,302          1,390,301
Societe Generale 4.54% 4/2/07                                                             2,316,914          2,317,090
Toyota Motor Credit 4.55% 6/23/06                                                         4,634,123          4,634,313
Wells Fargo 4.56% 4/2/07                                                                  4,633,360          4,634,180
                                                                                                             ---------
                                                                                                           126,469,140
                                                                                                           -----------
Total Securities Lending Collateral (cost $144,409,032)                                                    144,409,032
                                                                                                           ===========

Total Market Value of Securities - 118.36%
   (cost $720,975,169)                                                                                    905,672,267^
Obligation to Return Securities Lending Collateral** - (18.87%)                                          (144,409,032)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.51%                                          3,866,155
                                                                                                             =========

                                                                                          Number of         Market
                                                                                          Shares            Value
Net Assets Applicable to 20,235,469 Shares Outstanding - 100.00%                                          $765,129,390
                                                                                                          ============

*Fully or partially on loan.
oVariable rate security. The interest rate shown is the rate as of February 28, 2006.
**See Note 3 in "Notes."
^Includes $139,848,822 of securities loaned.
+Non-income producing security for the period ended February 28, 2006.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds V - The Delaware Small Cap Value Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $720,975,169
                                         ------------
Aggregate unrealized appreciation         193,022,778
Aggregate unrealized depreciation          (8,325,680)
                                         ------------
Net unrealized appreciation              $184,697,098
                                         ------------

3.  Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2006, the market value of the securities on loan was $139,848,822, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.


Item 2.  Controls and Procedures.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS V



         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006



         MICHAEL P. BISHOF
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 27, 2006